Borrowings - Summary of Bank Borrowings Repayable (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 63,535,913	¥ 51,114,575
Within 1 year [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	62,088,750	49,114,132
Between 1 and 2 years [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 1,447,163	¥ 2,000,443